Pensions And Other Postretirement Benefits	12 Months Ended
Sep. 28, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pensions And Other Postretirement Benefits
PENSIONS AND OTHER POSTRETIREMENT BENEFITS
At September 28, 2013, we had four noncontributory defined benefit pension plans consisting of three funded qualified plans and one unfunded non-qualified plan. All three of our qualified plans are frozen and provide benefits based on a formula using years of service and a specified benefit rate. Effective January 1, 2004, we implemented a non-qualified defined benefit plan for certain contracted officers that uses a formula based on years of service and final average salary. We also have other postretirement benefit plans for which substantially all of our employees may receive benefits if they satisfy applicable eligibility criteria. The postretirement healthcare plans are contributory with participants’ contributions adjusted when deemed necessary.
We have defined contribution retirement programs for various groups of employees. We recognized expenses of $50 million, $47 million and $45 million in fiscal 2013, 2012 and 2011, respectively.
We use a fiscal year end measurement date for our defined benefit plans and other postretirement plans. We recognize the effect of actuarial gains and losses into earnings immediately for other postretirement plans rather than amortizing the effect over future periods.
Other postretirement benefits include postretirement medical costs and life insurance.
Benefit Obligations And Funded Status
The following table provides a reconciliation of the changes in the plans’ benefit obligations, assets and funded status at September 28, 2013, and September 29, 2012:

					in millions
	Pension Benefits				Other Postretirement
	Qualified		Non-Qualified		Benefits
	2013	2012	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$101	$99	$81	$62	$64	$44
Service cost	—	—	5	5	2	1
Interest cost	4	4	3	3	2	2
Plan participants’ contributions	—	—	—	—	1	1
Actuarial (gain)/loss	(9)	5	(2)	13	7	25
Benefits paid	(10)	(7)	(2)	(2)	(5)	(9)
Benefit obligation at end of year	86	101	85	81	71	64
Change in plan assets
Fair value of plan assets at beginning of year	86	74	—	—	—	—
Actual return on plan assets	3	13	—	—	—	—
Employer contributions	6	6	2	2	4	8
Plan participants’ contributions	—	—	—	—	1	1
Benefits paid	(10)	(7)	(2)	(2)	(5)	(9)
Fair value of plan assets at end of year	85	86	—	—	—	—
Funded status	$(1)	$(15)	$(85)	$(81)	$(71)	$(64)

Amounts recognized in the Consolidated Balance Sheets consist of:

					in millions
	Pension Benefits				Other Postretirement
	Qualified		Non-Qualified		Benefits
	2013	2012	2013	2012	2013	2012
Accrued benefit liability	$(1)	$(15)	$(85)	$(81)	$(71)	$(64)
Accumulated other comprehensive (income)/loss:
Unrecognized actuarial loss	30	39	23	29	—	—
Unrecognized prior service (cost)/credit	—	—	—	1	(3)	(4)
Net amount recognized	$29	$24	$(62)	$(51)	$(74)	$(68)

At September 28, 2013, three pension plans had an accumulated benefit obligation in excess of plan assets. At September 29, 2012, all pension plans had an accumulated benefit obligation in excess of plan assets. Plans with accumulated benefit obligations in excess of plan assets are as follows:

			in millions
	Pension Benefits
	Qualified		Non-Qualified
	2013	2012	2013	2012
Projected benefit obligation	$27	$101	$85	$81
Accumulated benefit obligation	27	101	72	69
Fair value of plan assets	26	86	—	—

The accumulated benefit obligation for all qualified pension plans was $86 million and $101 million at September 28, 2013, and September 29, 2012, respectively.
Net Periodic Benefit Cost
Components of net periodic benefit cost for pension and postretirement benefit plans recognized in the Consolidated Statements of Income are as follows:

								in millions
	Pension Benefits						Other Postretirement
	Qualified			Non-Qualified			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost	$—	$—	$—	$5	$5	$3	$2	$1	$—
Interest cost	4	4	5	3	3	2	2	2	2
Expected return on plan assets	(5)	(6)	(6)	—	—	—	—	—	—
Amortization of prior service cost	—	—	—	1	1	1	(1)	(1)	(1)
Recognized actuarial loss, net	4	3	3	3	1	—	7	24	1
Net periodic benefit cost	$3	$1	$2	$12	$10	$6	$10	$26	$2

As of September 28, 2013, the amounts expected to be reclassified into earnings within the next 12 months related to net periodic benefit cost for the qualified and non-qualified pensions are $2 million and $2 million, respectively.
Assumptions
Weighted average assumptions are as follows:

	Pension Benefits						Other Postretirement
	Qualified			Non-Qualified			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Discount rate to determine net periodic benefit cost	4.02%	4.53%	5.06%	4.23%	4.75%	5.50%	3.66%	4.09%	4.50%
Discount rate to determine benefit obligations	4.77%	4.02%	4.53%	5.09%	4.23%	4.75%	4.48%	3.66%	4.09%
Rate of compensation increase	N/A	N/A	N/A	3.50%	3.50%	3.50%	N/A	N/A	N/A
Expected return on plan assets	5.44%	6.37%	7.79%	N/A	N/A	N/A	N/A	N/A	N/A

To determine the expected return on plan assets assumption, we first examined historical rates of return for the various asset classes. We then determined a long-term projected rate-of-return based on expected returns over the next five to 10 years.
Our discount rate assumptions used to account for pension and other postretirement benefit plans reflect the rates at which the benefit obligations could be effectively settled. These were determined using a cash flow matching technique whereby the rates of a yield curve, developed from high-quality debt securities, were applied to the benefit obligations to determine the appropriate discount rate.
We have three other postretirement benefit plans which are all healthcare related. Two of these plans, which benefit obligations totaled $23 million at September 28, 2013, were not impacted by healthcare cost trend rates as they consist of fixed annual payments. The remaining plan, which benefit obligation was $48 million at September 28, 2013, covers retirees who do not yet qualify for Medicare and utilized an assumed healthcare cost trend rate of 7.6%. A one-percentage point increase in assumed healthcare cost trend rate would have a $9 million impact on the postretirement benefit obligation. A one-percentage point decrease in assumed healthcare cost trend rate would have a $5 million impact on the postretirement benefit obligation.
Plan Assets
The fair value of plan assets for domestic pension benefit plans was $71 million and $69 million as of September 28, 2013, and September 29, 2012, respectively. The following table sets forth the actual and target asset allocation for pension plan assets:

	2013	2012	Target Asset Allocation
Cash	1.6%	1.6%	—%
Fixed Income Securities	79.1	46.0	83.0
U.S. Stock Funds	4.3	23.5	5.1
International Stock Funds	7.3	23.5	5.1
Real Estate	3.8	5.0	3.4
Alternatives	3.9	0.4	3.4
Total	100.0%	100.0%	100.0%

A foreign subsidiary pension plan had $14 million and $17 million in plan assets at September 28, 2013, and September 29, 2012, respectively. All of this plan’s assets are held in an insurance contract consistent with its target asset allocation.
The plan trustees have established a set of investment objectives related to the assets of the domestic pension plans and regularly monitor the performance of the funds and portfolio managers. Objectives for the pension assets are (i) to provide growth of capital and income, (ii) to achieve a target weighted average annual rate of return competitive with other funds with similar investment objectives and (iii) to diversify to reduce risk. The investment objectives and target asset allocation were amended for fiscal 2013. Alternative investments may include, but are not limited to, hedge funds, private equity funds and fixed income funds.
The following table shows the categories of pension plan assets and the level under which fair values were determined in the fair value hierarchy, which is described in Note 13: Fair Value Measurements.

	in millions
	September 28, 2013
	Level 1	Level 2 (a)	Level 3 (b)	Total
Cash and cash equivalents	$1	$—	$—	$1
Fixed Income Securities Bond Fund	—	56	—	56
Equity Securities:
U.S. stock funds	—	3	—	3
International stock funds	—	5	—	5
Global real estate funds	—	3	—	3
Total equity securities	—	11	—	11
Alternative Funds	—	—	3	3
Insurance Contract	—	—	14	14
Total plan assets	$1	$67	$17	$85

(a)
Valued using the net asset value (NAV) provided by the trustee, which is a practical expedient to estimating fair value. The NAV is based on the fair value of the underlying investments within the funds and is determined daily.

(b)	Valued using the plan’s own assumptions about the assumptions market participants would use in pricing the assets based on the best information available, such as investment manager pricing.
A reconciliation of the change in the fair value measurement of the defined benefit plans’ consolidated assets using significant unobservable inputs (Level 3) is as follows:

		in millions
	Alternative funds	Insurance contract	Total
Balance at September 29, 2012	$—	$17	$17
Actual return on plan assets:
Assets still held at reporting date	—	1	1
Assets sold during the period	—	—	—
Purchases, sales and settlements, net	3	(4)	(1)
Transfers in and/or out of Level 3	—	—	—
Balance at September 28, 2013	$3	$14	$17

We believe there are no significant concentrations of risk within our plan assets as of September 28, 2013.
Contributions
Our policy is to fund at least the minimum contribution required to meet applicable federal employee benefit and local tax laws. In our sole discretion, we may from time to time fund additional amounts. Expected contributions to pension plans for fiscal 2014 are approximately $8 million. For fiscal 2013, 2012 and 2011, we funded $8 million, $8 million and $7 million, respectively, to pension plans.
Estimated Future Benefit Payments
The following benefit payments are expected to be paid:

			in millions
	Pension Benefits		Other Postretirement
	Qualified	Non-Qualified	Benefits
2014	$6	$2	$6
2015	7	3	6
2016	5	3	6
2017	5	3	5
2018	6	4	5
2019-2023	27	27	29

The above benefit payments for other postretirement benefit plans are not expected to be offset by Medicare Part D subsidies in 2013 or thereafter.